UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07292

                    NORTH AMERICAN GOVERNMENT BOND FUND, INC.
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2004 - January 31, 2005

Item 1. Schedule of Investments.

NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                          JANUARY 31, 2005

                                                                           INTEREST  MATURITY    PAR/NOMINAL       MARKET
SECURITY                                                                    RATE       DATE         VALUE/1/        VALUE
----------------------------------------------------------------------------------------------------------------------------

CANADIAN SECURITIES - 6.96%
Canadian Government Bond                                                   5.000%      6/1/14   C 17,360,000   $ 14,832,938
                                                                                                             ---------------

              TOTAL CANADIAN SECURITIES
                     (COST $14,980,272)                                                                          14,832,938
                                                                                                             ---------------

MEXICAN SECURITIES - 16.49%
Mexican Bono2                                                              10.500%    8/24/06   P 52,868,200      4,913,532
Mexican Bono2                                                              8.000%    12/28/06     30,686,400      2,699,155
Mexican Bono2                                                              9.000%    12/24/09     80,112,300      7,115,405
Mexican Bono2                                                              8.000%    12/23/10    185,014,100     15,626,856
Mexican Bono2                                                              9.000%    12/20/12     31,470,000      2,749,511
Mexican Bono2                                                              8.000%     12/7/23     14,599,800      1,041,955
Mexican Cetes3                                                             9.110%/4/   6/9/05     11,755,140      1,017,352
                                                                                                             ---------------

              TOTAL MEXICAN SECURITIES
                     (COST $35,096,512)                                                                          35,163,766
                                                                                                             ---------------

US SECURITIES - 70.96%
US Treasury Bond                                                           7.625%     2/15/25    $10,100,000     14,021,641
US Treasury Bond                                                           6.000%     2/15/26     11,500,000     13,552,031
US Treasury Bond                                                           6.375%     8/15/27     22,100,000     27,345,298
US Treasury Note                                                           1.250%     5/31/05     13,150,000     13,096,578
US Treasury Note                                                           2.750%     6/30/06     10,000,000      9,950,000
US Treasury Note                                                           2.375%     8/15/06      2,000,000      1,976,875
US Treasury Note                                                           3.000%     2/15/08     16,100,000     15,901,266
US Treasury Note                                                           3.250%     8/15/08      5,500,000      5,452,734
US Treasury Note                                                           3.125%     9/15/08      2,000,000      1,973,125
US Treasury Note                                                           5.000%     2/15/11     19,500,000     20,733,984
US Treasury Note                                                           5.000%     8/15/11      6,500,000      6,916,406
US Treasury Note                                                           4.250%     8/15/13      9,750,000      9,874,922
US Treasury Note                                                           4.750%     5/15/14     10,000,000     10,482,813
                                                                                                             ---------------

              TOTAL US SECURITIES
                     (COST $154,041,606)                                                                        151,277,673
                                                                                                             ---------------

REPURCHASE AGREEMENT - 4.56%
             JPMORGAN CHASE BANK, N.A.
                            Dated 1/31/05, 1.900%, principal and interest in the amount of $9,726,513 due 2/1/05, collaterized by US Treasury Note, par value of $9,380,000,
                            4.750%, due 5/15/14 with a value of $9,921,072                                        9,726,000
                                                                                                             ---------------

              TOTAL REPURCHASE AGREEMENT
                     (COST $9,726,000)                                                                            9,726,000
                                                                                                             ---------------

TOTAL INVESTMENTS - 98.97%
                  (COST $213,844,390)*                                                                          211,000,377
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.03%                                                                     2,197,247
                                                                                                             ---------------
NET ASSETS - 100.00%                                                                                          $ 213,197,624
                                                                                                             ===============

----------------------------------------------------------------------------------------------------------------------------

1 Par Value is shown in local currency: Canadian dollars (C), Mexican pesos (P) and US dollars ($).
2 Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.
3 Cetes are short-term Mexican government debt securities.
4 Yield as of January 31, 2005.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation (depreciation) consists of:
           Gross Unrealized Appreciation                                           $1,737,466
           Gross Unrealized Depreciation                                           (4,581,479)
                                                                                  ------------
           Net Unrealized Appreciation (Depreciation)                             ($2,844,013)
                                                                                  ============

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


NORTH AMERICAN GOVERNMENT BOND FUND, INC.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    March 30, 2005
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    March 30, 2005
         __________________________


By:      /s/ Stephen V. Killorin
         __________________________
         Stephen V. Killorin, Chief Financial Officer

Date:    March 31, 2005
         __________________________